Fair Value of Acquired Time Charters (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Oct. 31, 2024
Fair Value of Acquired Time Charters [Abstract]
Aggregate unamortized portion	$ 200,181		$ 0
Amortization of fair value of acquired charter	(634)	$ 119,733
M/V Raphaela [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters				$ 477,101
M/V Magic Saturn [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of the unfavorable time charter	200,815
Aggregate unamortized portion	$ 200,181